Securities Act of 1933 Registration No. 002-11884

Investment Company Act of 1940 Registration No. 811-00649

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 

[  ] Pre-Effective Amendment No.  ______

[X] Post-Effective Amendment No.  192

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 

[X] Amendment No.  192

Fidelity Puritan Trust

 (Exact Name of Registrant as Specified in Charter)

245 Summer Street, Boston, Massachusetts 02210

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number: 617-563-7000

Cynthia Lo Bessette, Secretary

245 Summer Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

The purpose of this Post-Effective Amendment No. 192 to Fidelity Puritan Trust's Registration Statement on Form N-1A is to update the Part C and file updated contracts. The prospectuses and statements of additional information (SAIs) for this Post-Effective Amendment No. 192 are identical to those filed in Post-Effective Amendment No. 190, and the prospectuses and SAIs are incorporated herein in their entirety by reference to those filed in Post-Effective Amendment No. 190. This is not intended to affect Post-Effective Amendment No. 190.

Fidelity Puritan Trust
Post-Effective Amendment No. 192

PART C. OTHER INFORMATION

Item 28.

Exhibits

(a)

(1)

Amended and Restated Declaration of Trust, dated July 30, 2001, is incorporated herein by reference to Exhibit (a)(1) of Post-Effective Amendment No. 121.

(2)

Certificate of Amendment to the Declaration of Trust, dated March 24, 2004, is incorporated herein by reference to Exhibit (a)(2) of Post-Effective Amendment No. 126.

(3)

Certificate of Amendment to the Declaration of Trust, dated May 14, 2008, is incorporated herein by reference to Exhibit (a)(3) of Post-Effective Amendment No. 134.

(b)

Bylaws of the Trust, as amended and dated June 17, 2004, are incorporated herein by reference to Exhibit (b) of Fidelity Summer Street Trust’s (File No. 002-58542) Post-Effective Amendment No. 63.

(c)

Not applicable.

(d)

(1)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Balanced Fund and Fidelity Management & Research Company LLC is filed herein as Exhibit (d)(1).

(2)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Balanced K6 Fund and Fidelity Management & Research Company LLC is filed herein as Exhibit (d)(2).

(3)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Flex Intrinsic Opportunities Fund and Fidelity Management & Research Company LLC is filed herein as Exhibit (d)(3).

(4)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Low-Priced Stock Fund and Fidelity Management & Research Company LLC is filed herein as Exhibit (d)(4).

(5)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Low-Priced Stock K6 Fund and Fidelity Management & Research Company LLC is filed herein as Exhibit (d)(5).

(6)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Puritan Fund and Fidelity Management & Research Company LLC is filed herein as Exhibit (d)(6).

(7)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Puritan K6 Fund and Fidelity Management & Research Company LLC is filed herein as Exhibit (d)(7).

(8)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Series Intrinsic Opportunities Fund and Fidelity Management & Research Company LLC is filed herein as Exhibit (d)(8).

(9)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Value Discovery Fund and Fidelity Management & Research Company LLC is filed herein as Exhibit (d)(9).

(10)

Amended and Restated Management Contract, dated January 1, 2020, between Fidelity Value Discovery K6 Fund and Fidelity Management & Research Company LLC is filed herein as Exhibit (d)(10).

(11)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Flex Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(41) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(12)Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Flex Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(42) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(13)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Balanced K6 Fund, Fidelity Low-Priced Stock K6 Fund, Fidelity Puritan K6 Fund, and Fidelity Value Discovery K6 Fund is incorporated herein by reference to Exhibit (d)(43) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(14)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Balanced K6 Fund, Fidelity Low-Priced Stock K6 Fund, Fidelity Puritan K6 Fund, and Fidelity Value Discovery K6 Fund is incorporated herein by reference to Exhibit (d)(44) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(15)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Balanced Fund, Fidelity Low-Priced Stock Fund, Fidelity Puritan Fund, and Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (d)(21) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(16)

Schedule A to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Balanced Fund, Fidelity Low-Priced Stock Fund, Fidelity Puritan Fund, and Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (d)(22) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(17)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Series Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(23) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(18)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Hong Kong) Limited, on behalf of Fidelity Series Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(24) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(19)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Flex Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(49) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(20)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Flex Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(50) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(21)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Balanced K6 Fund, Fidelity Low-Priced Stock K6 Fund, Fidelity Puritan K6 Fund, and Fidelity Value Discovery K6 Fund is incorporated herein by reference to Exhibit (d)(51) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(22)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Balanced K6 Fund, Fidelity Low-Priced Stock K6 Fund, Fidelity Puritan K6 Fund, and Fidelity Value Discovery K6 Fund is incorporated herein by reference to Exhibit (d)(52) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(23)Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Balanced Fund, Fidelity Low-Priced Stock Fund, Fidelity Puritan Fund, and Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (d)(25) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(24)

Schedule A to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Balanced Fund, Fidelity Low-Priced Stock Fund, Fidelity Puritan Fund, and Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (d)(26) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(25)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Series Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(27) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(26)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and Fidelity Management & Research (Japan) Limited, on behalf of Fidelity Series Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(28) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(27)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Flex Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(57) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(28)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Flex Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(58) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(29)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Balanced K6 Fund, Fidelity Low-Priced Stock K6 Fund, Fidelity Puritan K6 Fund, and Fidelity Value Discovery K6 Fund is incorporated herein by reference to Exhibit (d)(59) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(30)

Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Balanced K6 Fund, Fidelity Low-Priced Stock K6 Fund, Fidelity Puritan K6 Fund, and Fidelity Value Discovery K6 Fund is incorporated herein by reference to Exhibit (d)(60) of Fidelity Concord Street Trust’s (File No. 033-15983) Post-Effective Amendment No. 145.

(31)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Balanced Fund, Fidelity Low-Priced Stock Fund, Fidelity Puritan Fund, and Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (d)(29) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(32)

Schedule A to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Balanced Fund, Fidelity Low-Priced Stock Fund, Fidelity Puritan Fund, and Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (d)(30) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(33)

Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Series Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(31) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(34) Schedule B to the Amended and Restated Sub-Advisory Agreement, dated January 1, 2020, between Fidelity Management & Research Company LLC and FMR Investment Management (UK) Limited, on behalf of Fidelity Series Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (d)(32) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 235.

(e)

(1)Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Balanced Fund, is filed herein as Exhibit (e)(1).

(2)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Balanced K6 Fund, is filed herein as Exhibit (e)(2).

(3)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Flex Intrinsic Opportunities Fund, is filed herein as Exhibit (e)(3).

(4)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Low-Priced Stock Fund, is filed herein as Exhibit (e)(4).

(5)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Low-Priced Stock K6 Fund, is filed herein as Exhibit (e)(5).

(6)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Puritan Fund, is filed herein as Exhibit (e)(6).

(7)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Puritan K6 Fund, is filed herein as Exhibit (e)(7).

(8)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Series Intrinsic Opportunities Fund, is filed herein as Exhibit (e)(8).

(9)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Value Discovery Fund, is filed herein as Exhibit (e)(9).

(10)

Amended and Restated General Distribution Agreement, dated January 1, 2020, between Fidelity Puritan Trust and Fidelity Distributors Company LLC, on behalf of Fidelity Value Discovery K6 Fund, is filed herein as Exhibit (e)(10).

(11)

Form of Selling Dealer Agreement (most recently revised September 2010), is incorporated herein by reference to Exhibit (e)(5) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

(12)

Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised April 2006), is incorporated herein by reference to Exhibit (e)(6) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

(13)

Form of Bank Agency Agreement (most recently revised November 2014), is incorporated herein by reference to Exhibit (e)(7) of Fidelity Hereford Street Trust’s (File No. 033-52577) Post-Effective Amendment No. 37.

(f)

Amended and Restated Fee Deferral Plan of the Non-Interested Person Trustees of the Fidelity Equity and High Income Funds effective as of September 15, 1995, as amended and restated as of March 1, 2018, is incorporated herein by reference to Exhibit (f) of Fidelity Commonwealth Trust’s (File No. 002-52322) Post-Effective Amendment No. 150.

(g)

(1)

Custodian Agreement, dated January 1, 2007, between The Bank of New York (currently known as The Bank of New York Mellon) and Fidelity Low-Priced Stock K6 Fund is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series IV’s (File No. 002-83672) Post-Effective Amendment No. 88.

(2)  Custodian Agreement dated January 1, 2007, between Brown Brothers Harriman & Company and Fidelity Low-Priced Stock Fund, Fidelity Series Intrinsic Opportunities Fund, and Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (g)(1) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

(3)

Custodian Agreement dated January 1, 2007, between JPMorgan Chase Bank, N.A. and Fidelity Puritan Fund and Fidelity Puritan K6 Fund is incorporated herein by reference to Exhibit (g)(2) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

(4)

Custodian Agreement, dated January 1, 2007, between State Street Bank and Trust Company and Fidelity Flex Intrinsic Opportunities Fund is incorporated herein by reference to Exhibit (g)(4) of Fidelity Advisor Series I’s (File No. 002-84776) Post-Effective Amendment No. 72.

(5)

Custodian Agreement dated January 1, 2007, between The Northern Trust Company and Fidelity Balanced Fund, Fidelity Balanced K6 Fund and Fidelity Value Discovery K6 Fund is incorporated herein by reference to Exhibit (g)(9) of Fidelity Financial Trust’s (File No. 002-79910) Post-Effective Amendment No. 45.

(h)

Securities Lending Agency Agreement, dated April 1, 2019, between National Financial Services LLC and Fidelity Balanced Fund, Fidelity Low-Priced Stock Fund, Fidelity Low-Priced Stock K6 Fund, Fidelity Puritan Fund, Fidelity Series Intrinsic Opportunities Fund, Fidelity Value Discovery Fund, and Fidelity Value Discovery K6 Fund is incorporated herein by reference to Exhibit (h)(1) of Fidelity Devonshire Trust’s (File No. 002-24389) Post-Effective Amendment No. 172.

(i)

Not applicable.

(j)

Not applicable.

(k)

Not applicable.

(l)

Not applicable.

(m)

(1)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Balanced Fund is filed herein as Exhibit (m)(1).

(2)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Balanced Fund: Class K is filed herein as Exhibit (m)(2).

(3)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Balanced K6 Fund is filed herein as Exhibit (m)(3).

(4)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Flex Intrinsic Opportunities Fund is filed herein as Exhibit (m)(4).

(5)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Low-Priced Stock Fund is filed herein as Exhibit (m)(5).

(6)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Low-Priced Stock Fund: Class K is filed herein as Exhibit (m)(6).

(7)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Low-Priced Stock K6 Fund is filed herein as Exhibit (m)(7).

(8)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Puritan Fund is filed herein as Exhibit (m)(8).

(9)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Puritan Fund: Class K is filed herein as Exhibit (m)(9).

(10)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Puritan K6 Fund is filed herein as Exhibit (m)(10).

(11)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Series Intrinsic Opportunities Fund is filed herein as Exhibit (m)(11).

(12)Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Value Discovery Fund is filed herein as Exhibit (m)(12).

(13)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Value Discovery Fund: Class K is filed herein as Exhibit (m)(13).

(14)

Distribution and Service Plan pursuant to Rule 12b-1 for Fidelity Value Discovery K6 Fund is filed herein as Exhibit (m)(14).

(n)

(1)

Amended and Restated Multiple Class of Shares Plan (Equity) pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated July 18, 2018, on behalf of Fidelity Balanced Fund, Fidelity Low-Priced Stock Fund, Fidelity Puritan Fund, and Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (n)(1) of Fidelity Hastings Street Trust’s (File No. 002-11517) Post-Effective Amendment No. 169.

(2)

Schedule I (Equity), dated May 20, 2019, to the Amended and Restated Multiple Class of Shares Plan pursuant to Rule 18f-3 for Fidelity Funds with Retail, Retirement and/or Advisor Classes, dated July 18, 2018, on behalf of Fidelity Balanced Fund, Fidelity Low-Priced Stock Fund, Fidelity Puritan Fund, and Fidelity Value Discovery Fund is incorporated herein by reference to Exhibit (n)(2) of Fidelity Magellan Fund’s (File No. 002-21461) Post-Effective Amendment No. 80.

(p)

(1)

The 2018 Code of Ethics, adopted by each fund, Fidelity Management & Research Company LLC, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FMR Investment Management (U.K.) Limited, and Fidelity Distributors Company LLC pursuant to Rule 17j-1 is incorporated herein by reference to Exhibit (p)(1) of Fidelity Commonwealth Trust’s (File No. 002-52322) Post-Effective Amendment No. 150.

Item 29.

Trusts Controlled by or under Common Control with this Trust

The Board of Trustees of the Trust is the same as the board of other Fidelity funds, each of which has Fidelity Management & Research Company LLC, or an affiliate, or Geode Capital Management LLC, as its investment adviser. In addition, the officers of the Trust are substantially identical to those of the other Fidelity funds. Nonetheless, the Trust takes the position that it is not under common control with other Fidelity funds because the power residing in the respective boards and officers arises as the result of an official position with the respective trusts.

Item 30.

Indemnification

Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Trust shall indemnify any present or past trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee or officer and against any amount incurred in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively, “disabling conduct”), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust. In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer or trustee did not engage in disabling conduct.

Pursuant to Section 11 of the Distribution Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages, or expense and reasonable counsel fees incurred in connection therewith) arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Trust (as from time to time amended) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, or any other statute or the common law. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor. In no case is the indemnity of the Trust in favor of the Distributor or any person indemnified to be deemed to protect the Distributor or any person against any liability to the Issuer or its security holders to which the Distributor or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement.

Pursuant to the agreement by which Fidelity Investments Institutional Operations Company, Inc. (“FIIOC”) is appointed transfer agent, the Registrant agrees to indemnify and hold FIIOC harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:

(1)

any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names FIIOC and/or the Registrant as a party and is not based on and does not result from FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with FIIOC’s performance under the Transfer Agency Agreement; or

(2)

any claim, demand, action or suit (except to the extent contributed to by FIIOC’s willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from FIIOC’s acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of FIIOC’s acting in reliance upon advice reasonably believed by FIIOC to have been given by counsel for the Registrant, or as a result of FIIOC’s acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers or persons controlling the Registrant, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.

Item 31.

Business and Other Connections of Investment Adviser(s)

(1) FIDELITY MANAGEMENT & RESEARCH COMPANY LLC (FMR)

FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held the following positions of a substantial nature during the past two fiscal years.

Abigail P. Johnson

Chairman of the Board of certain Trusts; Chairman of the Board and Director of FMR LLC; Chief Executive Officer, Chairman and Director of Fidelity Management & Research Company LLC.  Previously served as Chairman of the Board and Director FMRC (2019).

Peter S. Lynch	Vice Chairman and Director of FMR and a member of the Advisory Board of funds advised by FMR. Previously served as Vice Chairman and Director of FMRC (2019).
John J. Remondi	Director of FMR; Director and Executive Vice President of FMR LLC. Previously served as Director of FMRC, and FIMM (2019).
Stephen C. Neff	President FMR. Previously served as President SelectCo, LLC and FMR Co., Inc. (2019); Director of FIMM and SelectCo, LLC (2018).
Cynthia Lo Bessette

Senior Vice President, Secretary and Chief Legal Officer Fidelity Management & Research Company LLC (2019); Chief Legal Officer FMR H.K (2019), and FMR Japan (2019).  Previously served as Senior Vice President, Secretary and Chief Legal Officer FMRC (2019); Secretary SelectCo, LLC and FIMM (2019).

Christopher Rimmer

Treasurer of FMR, FMR H.K., FMR Japan, and Strategic Advisers LLC (2018); President and Director FMR Capital Inc. (2018). Previously served as Treasurer of FMRC, FIMM, and SelectCo, LLC; Chief Accounting Officer FMR LLC (2018).

Eric C. Green

Assistant Treasurer of FMR, Strategic Advisers LLC, Fidelity Distributors Company LLC, and FMR Capital Inc; Executive Vice President, Tax and Assistant Treasurer of FMR LLC.  Previously served as Assistant Treasurer of FMRC, FIMM, SelectCo, LLC, and Fidelity Distributors Corporation (2019).

Lisa D. Krieser	Assistant Secretary FMR and Fidelity Distributors Company LLC (2020).
Kevin M. Meagher

Chief Compliance Officer of FMR (2018), FMR H.K. (2018), FMR Japan (2018), FMR Investment Management (UK) Limited (2018), FIAM (2018), and Strategic Advisers LLC (2018).  Previously served as Chief Compliance Officer of FMRC (2018), FIMM (2018), SelectCo, LLC (2018).

Kenneth B. Robins	Compliance Officer of FMRC. Previously served as Compliance Officer of FMRC (2019).

(2) FIDELITY MANAGEMENT & RESEARCH (HONG KONG) LIMITED (FMR H.K.)

FMR H.K. provides investment advisory services to other investment advisers. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Sharon Yau Lecornu	Chief Executive Officer, Executive Director, Director of Investment Services – Asia, and Director.
William Francis Shanley III	Director of FMR Japan and FMR H.K.
Christopher J. Seabolt	Director of FMR H.K. and FMR U.K..
Adrian James Tyerman	Compliance Officer FMR H.K. and FMR U.K., Anti-Money Laundering Compliance Officer of FMR Investment Management (U.K.) Limited.
Kevin M. Meagher

Chief Compliance Officer of FMR (2018), FMR H.K. (2018), FMR Japan (2018), FMR Investment Management (UK) Limited (2018), FIAM (2018), and Strategic Advisers LLC (2018).  Previously served as Chief Compliance Officer of FMRC (2018), FIMM (2018), SelectCo, LLC (2018).

Christopher Rimmer

Treasurer of FMR, FMR H.K., FMR Japan, and Strategic Advisers LLC (2018); President and Director FMR Capital Inc. (2018). Previously served as Treasurer of FMRC, FIMM, and SelectCo, LLC; Chief Accounting Officer FMR LLC (2018).

Cynthia Lo Bessette

Senior Vice President, Secretary and Chief Legal Officer Fidelity Management & Research Company LLC (2019); Chief Legal Officer FMR H.K (2019), and FMR Japan (2019).  Previously served as Senior Vice President, Secretary and Chief Legal Officer FMRC (2019); Secretary SelectCo, LLC and FIMM (2019).

(3) FIDELITY MANAGEMENT & RESEARCH (JAPAN) LIMITED (FMR JAPAN)

FMR Japan provides investment advisory services to other investment advisers.  The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Timothy M. Cohen	Director of FMR Japan; Executive Vice President SelectCo, LLC (2019).
Joseph DeSantis	Director of FMR Japan and Director of FMR U.K. (2018).
Rieko Hirai	Director of FMR Japan.
Judy Yelim Song	Director of FMR Japan (2019).
Kan Man Wong	Director of FMR Japan (2019).
Kirk Roland Neureiter	Director of FMR Japan.
William Francis Shanley III	Director of FMR Japan and FMR H.K.
Koichi Iwabuchi	Compliance Officer of FMR Japan.
Kevin M. Meagher

Chief Compliance Officer of FMR (2018), FMR H.K. (2018), FMR Japan (2018), FMR Investment Management (UK) Limited (2018), FIAM (2018), and Strategic Advisers LLC (2018).  Previously served as Chief Compliance Officer of FMRC (2018), FIMM (2018), SelectCo, LLC (2018).

Cynthia Lo Bessette

Senior Vice President, Secretary and Chief Legal Officer Fidelity Management & Research Company LLC (2019); Chief Legal Officer FMR H.K (2019), and FMR Japan (2019).  Previously served as Senior Vice President, Secretary and Chief Legal Officer FMRC (2019); Secretary SelectCo, LLC and FIMM (2019).

Christopher Rimmer

Treasurer of FMR, FMR H.K., FMR Japan, and Strategic Advisers LLC (2018); President and Director FMR Capital Inc. (2018). Previously served as Treasurer of FMRC, FIMM, and SelectCo, LLC; Chief Accounting Officer FMR LLC (2018).

(4) FMR INVESTMENT MANAGEMENT (U.K.) LIMITED (FMR U.K.)

FMR U.K. provides investment advisory services to other investment advisers.  The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Mark D. Flaherty	Director FMR Investment Management (U.K.) Limited.
Joseph DeSantis	Director of FMR Japan and Director of FMR U.K. (2018).
Markus K. Eichacker	Director of FMR U.K.
Paula Kienert	Director of FMR U.K.
Michael D. Kopfler	Director of FMR U.K. (2019).
Jeffrey Mitchell	Director of FMR U.K. (2019).
Jamie Pagliocco	Director of FMR U.K. (2018).
Christopher J. Seabolt	Director of FMR H.K. and FMR U.K.
Adrian James Tyerman	Compliance Officer FMR H.K. Anti-Money Laundering Compliance Officer of FMR Investment Management (U.K.) Limited.
Mark Sullivan	Director of FMR Investment Management (U.K.) Limited (2018).
Kevin M. Meagher

Chief Compliance Officer of FMR (2018), FMR H.K. (2018), FMR Japan (2018), FMR Investment Management (UK) Limited (2018), FIAM (2018), and Strategic Advisers LLC (2018).  Previously served as Chief Compliance Officer of FMRC (2018), FIMM (2018), SelectCo, LLC (2018).

William C. Coffey

Chief Legal Officer FMR U.K (2018); Previously served as Senior Vice President, Secretary and Chief Legal Officer FMR and FMRC (2018); Chief Legal Officer FMR H.K (2019) and FMR Japan (2019); Secretary FIMM (2018) and SelectCo, LLC (2019).

Principal business addresses of the investment adviser, sub-advisers and affiliates.

Fidelity Management & Research Company LLC (FMR)
245 Summer Street
Boston, MA 02210

Fidelity Management & Research (Hong Kong) Limited (FMR H.K.)
Floor 19, 41 Connaught Road Central
Hong Kong

Fidelity Management & Research (Japan) Limited (FMR Japan)
245 Summer Street
Boston, MA 02210

FMR Investment Management (U.K.) Limited (FMR U.K.)
245 Summer Street
Boston, MA 02210

FIL Investment Advisors (FIA)
Pembroke Hall
42 Crow Lane
Pembroke HM19, Bermuda

FIL Investment Advisors (UK) Limited (FIA(UK))
Oakhill House,
130 Tonbridge Road,
Hildenborough, TN11 9DZ, United Kingdom

FIL Investments (Japan) Limited (FIJ)
Tri Seven Roppongi
7-7-7 Roppongi, Minato-ku,
Tokyo, Japan 106-0032

Strategic Advisers LLC
245 Summer Street
Boston, MA 02210

FMR LLC
245 Summer Street
Boston, MA 02210

Fidelity Distributors Company LLC (FDC)
900 Salem Street
Smithfield, RI 02917

Item 32.

Principal Underwriters

(a)

Fidelity Distributors Company LLC (FDC) acts as distributor for all funds advised by FMR or an affiliate, as well as Fidelity Commodity Strategy Central Fund and Fidelity Series Commodity Strategy Fund.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Underwriter	with Fund
Judy A. Marlinski	President	None
Eric C. Green	Assistant Treasurer	None
Natalie Kavanaugh	Chief Legal Officer	None
Michael Lyons	Chief Financial Officer	None
Judy A. Marlinski	Director	None
Timothy Mulcahy	Director	None
Matthew DePiero	Director (2018)	None
Michael Kearney	Treasurer	None
Natalie Kavanaugh	Secretary (2019)	None
Lisa D. Krieser	Assistant Secretary	None

* 900 Salem Street, Smithfield, RI

(c)

Not applicable.

Item 33.

Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company LLC or Fidelity Investments Institutional Operations Company, Inc., 245 Summer Street, Boston, MA 02210, or the funds’ respective custodians, or special purpose custodian, as applicable, The Bank of New York Mellon, 1 Wall Street, New York, NY; Brown Brothers Harriman & Co., 50 Post Office Square, Boston, MA; JPMorgan Chase Bank, 270 Park Avenue, New York, NY; State Street Bank & Trust Company, 1 Lincoln Street, Boston, MA; and The Northern Trust Company, 50 South LaSalle Street, Chicago, IL 60675.

Item 34.

Management Services

Not applicable.

Item 35.

Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 192 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 31st day of January 2020.

Fidelity Puritan Trust
	By	/s/Stacie M. Smith
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Stacie M. Smith, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Stacie M. Smith		President and Treasurer	January 31, 2020
Stacie M. Smith		(Principal Executive Officer)

/s/ John J. Burke III		Chief Financial Officer	January 31, 2020
John J. Burke III		(Principal Financial Officer)

/s/Jonathan Chiel	*	Trustee	January 31, 2020
Jonathan Chiel

/s/James C. Curvey	*	Trustee	January 31, 2020
James C. Curvey

/s/Dennis J. Dirks	*	Trustee	January 31, 2020
Dennis J. Dirks

/s/Donald F. Donahue	*	Trustee	January 31, 2020
Donald F. Donahue

/s/Alan J. Lacy	*	Trustee	January 31, 2020
Alan J. Lacy

/s/Ned C. Lautenbach	*	Trustee	January 31, 2020
Ned C. Lautenbach

/s/Joseph Mauriello	*	Trustee	January 31, 2020
Joseph Mauriello

/s/Cornelia M. Small	*	Trustee	January 31, 2020
Cornelia M. Small

/s/Garnett A. Smith	*	Trustee	January 31, 2020
Garnett A. Smith

/s/David M. Thomas	*	Trustee	January 31, 2020
David M. Thomas

*	By:	/s/Megan C. Johnson
Megan C. Johnson, pursuant to powers of attorney dated October 5, 2016 and January 1, 2019 and filed herewith.

POWER OF ATTORNEY

I, the undersigned Trustee of the following investment companies:

Fidelity Advisor Series VIII Fidelity Concord Street Trust Fidelity Investment Trust	Fidelity Puritan Trust Fidelity Securities Fund Variable Insurance Products Fund

in addition to any other Fidelity Fund for which the undersigned individual serves as Director or Trustee (collectively, the “Funds”), hereby constitute and appoint Thomas C. Bogle, Marc R. Bryant, John V. O’Hanlon, Robert W. Helm, Megan C. Johnson, and Anthony H. Zacharski, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission.  I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.  This power of attorney is effective for all documents filed on or after October 5, 2016.

WITNESS my hand on this 5th day of October, 2016.

/s/Jonathan Chiel Jonathan Chiel

POWER OF ATTORNEY

We, the undersigned Directors or Trustees, as the case may be, of the following investment companies:

Fidelity Advisor Series I

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Commonwealth Trust

Fidelity Commonwealth Trust II

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Mt. Vernon Street Trust

Fidelity Puritan Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company (“FMR”) or an affiliate acts as investment adviser and for which the undersigned individuals serve as Directors or Trustees (collectively, the “Funds”), hereby revoke all previous powers of attorney we have given to sign and otherwise act in our names and behalf in matters involving any investment company for which FMR or an affiliate acts as investment adviser and hereby constitute and appoint Thomas C. Bogle, John V. O’Hanlon, Robert W. Helm, Megan C. Johnson, and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys–in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission.  We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.  This power of attorney is effective for all documents filed on or after January 1, 2019.

WITNESS our hands on this first day of January 2019.

/s/James C. Curvey	/s/Joseph Mauriello
James C. Curvey	Joseph Mauriello

/s/Dennis J. Dirks	/s/Cornelia M. Small
Dennis J. Dirks	Cornelia M. Small

/s/Donald F. Donahue	/s/Garnett A. Smith
Donald F. Donahue	Garnett A. Smith

/s/Alan J. Lacy	/s/David M. Thomas
Alan J. Lacy	David M. Thomas

/s/Ned C. Lautenbach Ned C. Lautenbach